Consolidated Balance Sheets (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for doubtful accounts receivable current	$ 34,968	$ 31,064	$ 22,725
Preferred stock, shares outstanding		0	0
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	715,707	461,722	26,766
Common stock, shares outstanding	715,707	461,722	26,766
Treasury stock common, shares	151	151	0
Series A 8% Cumulative Convertible Preferred Stock [Member]
Preferred stock dividend percentage	8.00%	8.00%	8.00%
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0